Debt and Other Borrowings - Schedule of Principal Maturities of Debt Obligations (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020
Debt Disclosure [Abstract]
Remainder of 2021	$ 0
Long-term debt, maturity, year one	0
Long-term debt, maturity, year two	0
Long-term debt, maturity, year three	0
Long-term debt, maturity, year four	0
Thereafter	25,000
Total	$ 25,000	$ 43,000